Financial instruments risk management (Narrative) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Carrying amount of investments	₪ 9,881	₪ 14,431